Segment Information (Summary of Financial Information on Segments) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [Line Items]
GROSS MARGIN	$ 7,530	$ 8,474
Net sales	25,016	28,082
Cost of goods sold	17,486	19,608
Sales	25,972	29,056
Freight, transportation and distribution	956	974
Selling expense	3,435	3,397
General and administrative expense	644	626
Share-based compensation expense	37	(14)
Impairment of assets (Note 13 and 14)	(315)
Other expenses (income)	413	457
Earnings (loss) before finance costs	1,856	2,745
Depreciation and amortization	(2,339)	(2,169)
EBITDA	4,195	4,914
Integration and restructuring costs	47	49
Foreign exchange loss, net of related derivatives	14	(10)
Adjusted EBITDA	5,355	6,058
Assets	51,840	52,749
(Reversal of) impairment of assets	530	774
AROERL Expense For Non Operating Sites	151	152
Reversal of impairment of assets loss		774
Impairment of assets	530
Provincial Mining Taxes Expense	255	398
Loss related to Financial Instruments in Argentina	35	92
Foreign exchange loss - net of related derivatives	360	91
Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	25,972	29,056
Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
AROERL Expense For Non Operating Sites		0
Retail [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	4,621	4,430
Net sales	17,832	19,542
Cost of goods sold	13,211	15,112
Sales	17,832	19,542
Freight, transportation and distribution	0	0
Selling expense	3,418	3,375
General and administrative expense	191	217
Share-based compensation expense	0	0
Other expenses (income)	87	158
Earnings (loss) before finance costs	590	215
Depreciation and amortization	771	759
EBITDA	1,361	974
Integration and restructuring costs	0	20
Adjusted EBITDA	1,696	1,459
Assets	22,149	23,056
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		465
Impairment of assets	335
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina	0	0
Foreign exchange loss - net of related derivatives	0	0
Retail [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	17,832	19,542
Retail [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Potash [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	1,541	2,363
Net sales	2,989	3,759
Cost of goods sold	1,448	1,396
Sales	3,378	4,166
Freight, transportation and distribution	389	407
Selling expense	10	12
General and administrative expense	12	13
Share-based compensation expense	0	0
Other expenses (income)	25	(1)
Earnings (loss) before finance costs	1,239	1,941
Depreciation and amortization	609	463
EBITDA	1,848	2,404
Integration and restructuring costs	0	0
Adjusted EBITDA	1,848	2,404
Assets	13,792	13,571
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		0
Impairment of assets	0
Provincial Mining Taxes Expense	255	398
Loss related to Financial Instruments in Argentina	0	0
Foreign exchange loss - net of related derivatives	0	0
Potash [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	3,008	3,735
Potash [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	370	431
Nitrogen [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	1,210	1,379
Net sales	3,745	4,207
Cost of goods sold	2,535	2,828
Sales	4,307	4,735
Freight, transportation and distribution	562	528
Selling expense	26	27
General and administrative expense	24	21
Share-based compensation expense	0	0
Other expenses (income)	(135)	(27)
Earnings (loss) before finance costs	1,100	1,282
Depreciation and amortization	589	572
EBITDA	1,689	1,854
Integration and restructuring costs	0	0
Adjusted EBITDA	1,884	1,930
Assets	11,603	11,466
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		76
Impairment of assets	195
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina	0	0
Foreign exchange loss - net of related derivatives	0	0
Nitrogen [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	3,500	3,804
Nitrogen [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	807	931
Phosphate [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	147	233
Net sales	1,657	1,993
Cost of goods sold	1,510	1,760
Sales	1,888	2,263
Freight, transportation and distribution	231	270
Selling expense	6	6
General and administrative expense	14	11
Share-based compensation expense	0	0
Other expenses (income)	33	40
Earnings (loss) before finance costs	94	(57)
Depreciation and amortization	290	294
EBITDA	384	237
Integration and restructuring costs	0	0
Adjusted EBITDA	384	470
Assets	2,453	2,438
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		(233)
Impairment of assets	0
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina	0	0
Foreign exchange loss - net of related derivatives	0	0
Phosphate [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	1,610	1,975
Phosphate [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	278	288
Corporate and Others Segment [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	13	0
Net sales	22	0
Cost of goods sold	9	0
Sales	22	0
Freight, transportation and distribution	0	0
Selling expense	0	0
General and administrative expense	403	364
Share-based compensation expense	37	(14)
Other expenses (income)	379	257
Earnings (loss) before finance costs	(1,166)	(698)
Depreciation and amortization	80	81
EBITDA	(1,086)	(617)
Integration and restructuring costs	47	29
Adjusted EBITDA	(456)	(267)
Assets	2,571	2,818
AROERL Expense For Non Operating Sites	151	152
Reversal of impairment of assets loss		0
Impairment of assets	0
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina	35	92
Foreign exchange loss - net of related derivatives	360	91
Corporate and Others Segment [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	22	0
Corporate and Others Segment [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Eliminations [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	(2)	69
Net sales	(1,229)	(1,419)
Cost of goods sold	(1,227)	(1,488)
Sales	(1,455)	(1,650)
Freight, transportation and distribution	(226)	(231)
Selling expense	(25)	(23)
General and administrative expense	0	0
Share-based compensation expense	0	0
Other expenses (income)	24	30
Earnings (loss) before finance costs	(1)	62
Depreciation and amortization	0	0
EBITDA	(1)	62
Integration and restructuring costs	0	0
Adjusted EBITDA	(1)	62
Assets	(728)	(600)
AROERL Expense For Non Operating Sites	0
Reversal of impairment of assets loss		0
Impairment of assets	0
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina	0	0
Foreign exchange loss - net of related derivatives	0	0
Eliminations [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Eliminations [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	$ (1,455)	$ (1,650)